RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY

Accounts payable and accrued expenses – related party consists of the following:

	As of	As of
	March 31, 2023	December 31, 2022

Accounts payable - related party	$364,644	$356,191
Accrued expenses - related party	3,095,488	3,082,363
Accrued interest - related party	2,374,355	2,276,454

Total accounts payable and accrued expenses - related party	$5,834,487	$5,715,008

Accounts payable and accrued expenses – related party consists of the following:

	As of	As of
	December 31, 2022	December 31, 2021

Accounts payable - related party	$356,191	$347,156
Accrued expenses - related party	3,082,363	2,995,452
Accrued interest - related party	2,276,454	1,901,952

Total accounts payable and accrued expenses - related party	$5,715,008	$5,244,560